Equity Method Investment (Details) - Schedule of Impairment of the Company’s Equity Interest of Philectronics - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Impairment of the Company’s Equity Interest of Philectronics [Abstract]
Cost	¥ 1,425	¥ 1,425
Less: accumulated impairment	(1,425)	(1,425)
Equity method investment, net